SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Non-current Assets (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Other non-current assets	$ 269,735	$ 0